SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Management fees paid to a company	$ 6,821,583	$ 4,445,949
Total	3,473,172	3,568,111
C E O And Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	566,487	290,225
CEO [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	442,485	315,643
President And Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	383,288	205,691
Former Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	394,039	500,074
Former owner [member]
IfrsStatementLineItems [Line Items]
Salaries
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,392,260	$ 811,559